WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 38.3%
FHLMC - 6.1%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41 - 11/1/41	$2,480,347	$1,955,192
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41 - 2/1/52	2,688,146	2,167,448
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/49 - 4/1/52	720,556	616,880
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/50 - 6/1/ 52	8,097,797	7,192,476
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/50 - 4/1/52	7,175,403	5,895,056
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/52 - 11/1/52	657,651	618,310
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	377,663	347,891
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53	190,017	188,024

Total FHLMC				18,981,277

FNMA - 24.7%
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	466,850	417,858
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	1,411,922	1,152,992	(a)
Federal National Mortgage Association (FNMA)	2.000%	9/1/41 - 3/1/52	24,484,731	19,357,035
Federal National Mortgage Association (FNMA)	3.000%	6/1/43 - 3/1/52	3,205,455	2,762,857
Federal National Mortgage Association (FNMA)	2.500%	6/1/50 - 9/1/61	8,754,335	7,163,193
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	14,351,552	13,191,974
Federal National Mortgage Association (FNMA)	3.500%	7/1/51 - 6/1/52	1,862,053	1,646,598
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	279,673	262,216
Federal National Mortgage Association (FNMA)	2.000%	12/1/53	16,400,000	12,739,469	(b)
Federal National Mortgage Association (FNMA)	2.500%	12/1/53	4,000,000	3,239,063	(b)
Federal National Mortgage Association (FNMA)	3.000%	12/1/53	4,000,000	3,371,928	(b)
Federal National Mortgage Association (FNMA)	3.500%	12/1/53	400,000	350,772	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.000%	12/1/53	$2,200,000	$1,997,488	(b)
Federal National Mortgage Association (FNMA)	4.500%	12/1/53	800,000	749,089	(b)
Federal National Mortgage Association (FNMA)	5.000%	12/1/53	400,000	384,936	(b)
Federal National Mortgage Association (FNMA)	5.500%	1/1/54	5,700,000	5,617,562	(b)
Federal National Mortgage Association (FNMA)	6.500%	1/1/54	2,400,000	2,436,656	(b)

Total FNMA				76,841,686

GNMA - 7.5%
Government National Mortgage Association (GNMA) II	5.000%	5/20/48 - 1/20/53	826,698	811,092
Government National Mortgage Association (GNMA) II	4.500%	2/20/49 - 9/20/52	370,011	352,704
Government National Mortgage Association (GNMA) II	2.000%	12/20/50 - 3/20/51	2,679,827	2,138,872
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	73,613	60,450
Government National Mortgage Association (GNMA) II	3.000%	9/20/51 - 4/20/52	11,750,619	10,187,358
Government National Mortgage Association (GNMA) II	3.500%	4/20/52 - 12/20/52	1,469,622	1,314,644
Government National Mortgage Association (GNMA) II	3.000%	12/20/53	200,000	173,034	(b)
Government National Mortgage Association (GNMA) II	3.500%	12/20/53	3,400,000	3,039,467	(b)
Government National Mortgage Association (GNMA) II	4.000%	12/20/53	700,000	644,861	(b)
Government National Mortgage Association (GNMA) II	4.500%	12/20/53	700,000	662,016	(b)
Government National Mortgage Association (GNMA) II	5.000%	12/20/53	2,000,000	1,942,943	(b)
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	1,100,000	1,107,881	(b)
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	1,000,000	1,016,445	(b)

Total GNMA				23,451,767

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $129,817,266)				119,274,730

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 25.1%
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.312%	10/15/38	$6,510,000	$5,876,856	(a)(d)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.575%	1/20/37	2,253,068	2,198,146	(a)(d)
BANK, 2017-BNK7 C	4.145%	9/15/60	818,000	635,431	(a)
BF Mortgage Trust, 2019-NYT B (1 mo. Term SOFR + 1.447%)	6.770%	12/15/35	1,250,000	1,081,963	(a)(d)
BHMS, 2018-ATLS D (1 mo. Term SOFR + 2.547%)	7.870%	7/15/35	280,000	267,926	(a)(d)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.357%	10/15/36	4,886,412	4,875,365	(a)(d)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.336%	2/15/39	3,977,441	3,886,552	(a)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.073%	10/15/26	6,109,408	5,979,518	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.430%	6/15/50	2,500,000	1,949,014	(a)
CSMC Trust, 2019-ICE4 B (1 mo. Term SOFR + 1.277%)	6.600%	5/15/36	1,476,327	1,471,431	(a)(d)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	932,332	808,142	(a)(d)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	4,264,903	3,467,355	(a)(d)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,066,376	890,241	(a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,733,751	1,514,980	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	4,187,502	3,444,482	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.828%	10/25/41	5,210,000	5,161,020	(a)(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	4,251,095	209,269	(a)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.914%)	7.237%	9/15/31	925,742	657,237	(a)(d)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.114%)	8.437%	9/15/31	115,718	59,863	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN BFX	3.065%	1/16/37	7,320,000	5,648,607	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.724%	3/15/39	3,420,000	3,367,078	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	$755,000	$612,946	(a)
Morgan Stanley Capital I Trust, 2018-MP A	4.419%	7/11/40	10,500,000	8,589,885	(a)(d)
Morgan Stanley Capital I Trust, 2018-SUN A (1 mo. Term SOFR + 1.201%)	6.523%	7/15/35	2,830,000	2,797,351	(a)(d)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	6.727%	3/15/39	2,100,000	2,044,553	(a)(d)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,695,560	1,499,737	(a)(d)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	3,844,108	3,217,562	(a)(d)
RBS Commercial Funding Inc. Trust, 2013- GSP A	3.961%	1/15/32	4,760,000	4,725,469	(a)(d)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,084,097	953,068	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. Term SOFR + 2.414%)	7.736%	11/11/34	267,326	263,772	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $87,658,004)				78,154,819

ASSET-BACKED SECURITIES - 12.9%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.824%	10/23/34	4,440,000	4,412,919	(a)(d)
AGL CLO Ltd., 2020-6A AR (3 mo. Term SOFR + 1.462%)	6.877%	7/20/34	3,050,000	3,043,915	(a)(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.774%	1/15/37	2,268,000	2,228,775	(a)(d)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.784%	7/17/34	5,770,000	5,736,473	(a)(d)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.777%	7/20/34	5,000,000	4,976,500	(a)(d)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. Term SOFR + 1.792%)	7.184%	8/5/33	5,920,000	5,854,094	(a)(d)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.783%	2/17/39	2,000,000	1,957,265	(a)(d)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	1,101,565	978,547	(d)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.785%	10/15/34	4,570,000	4,550,454	(a)(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	2,537,317	2,195,388	(d)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Trinitas CLO Ltd., 2023-25A A1 (3 mo. Term SOFR + 1.850%)	7.181%	1/23/37	$1,560,000	$1,560,000	(a)(d)(e)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.875%	10/15/34	2,850,000	2,841,450	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $41,014,878)				40,335,780

CORPORATE BONDS & NOTES - 11.3%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	118,932
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	310,000	247,415
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	300,000	280,624

Total Diversified Telecommunication Services				646,971

Entertainment - 0.1%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	150,000	150,148

Media - 0.5%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	130,000	105,227
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	390,000	302,834
Comcast Corp., Senior Notes	3.969%	11/1/47	800,000	629,847
Comcast Corp., Senior Notes	3.999%	11/1/49	150,000	117,467
Comcast Corp., Senior Notes	3.450%	2/1/50	140,000	100,300
Comcast Corp., Senior Notes	2.887%	11/1/51	160,000	100,881
Comcast Corp., Senior Notes	4.950%	10/15/58	160,000	145,571
Fox Corp., Senior Notes	6.500%	10/13/33	140,000	145,707

Total Media				1,647,834

Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	470,000	431,821

TOTAL COMMUNICATION SERVICES				2,876,774

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.1%
Ford Motor Co., Senior Notes	6.100%	8/19/32	190,000	184,931

Broadline Retail - 0.5%
Prosus NV, Senior Notes	4.027%	8/3/50	2,770,000	1,709,200	(d)

TOTAL CONSUMER DISCRETIONARY				1,894,131

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	$90,000	$89,082
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	120,000	117,098

Total Beverages				206,180

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	220,000	218,196

Tobacco - 0.3%
Altria Group Inc., Senior Notes	6.875%	11/1/33	980,000	1,041,050

TOTAL CONSUMER STAPLES				1,465,426

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	470,000	474,575	(d)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	10,000	10,242	(d)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,426,286
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	120,000	132,553
EOG Resources Inc., Senior Notes	3.900%	4/1/35	312,000	273,962
EQT Corp., Senior Notes	7.000%	2/1/30	1,000,000	1,050,030
ONEOK Inc., Senior Notes	5.550%	11/1/26	210,000	211,606
ONEOK Inc., Senior Notes	5.650%	11/1/28	330,000	332,338
ONEOK Inc., Senior Notes	5.800%	11/1/30	120,000	120,806
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	4,640,000	2,779,246	(d)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,570,000	1,288,056	(d)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	2,730,000	1,829,567	(d)

TOTAL ENERGY				9,929,267

FINANCIALS - 1.6%
Banks - 0.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	188,673	(a)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	870,000	740,152	(a)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	470,000	462,515	(a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	250,000	251,246	(a)(d)(e)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	$250,000	$215,294	(a)(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	290,000	288,070	(a)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	80,000	79,988	(a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	170,000	170,287	(a)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	30,000	27,049	(a)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	210,000	209,989	(a)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	70,000	68,962	(a)

Total Banks				2,702,225

Capital Markets - 0.8%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	360,000	363,630
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	80,000	80,255	(a)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	250,000	247,713
Credit Suisse AG, Senior Notes	7.950%	1/9/25	250,000	254,962
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,000,000	971,047
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	230,000	224,733	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	296,039	(a)(d)

Total Capital Markets				2,438,379

TOTAL FINANCIALS				5,140,604

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Elevance Health Inc., Senior Notes	4.100%	5/15/32	480,000	439,699
Elevance Health Inc., Senior Notes	4.550%	5/15/52	660,000	558,978

TOTAL HEALTH CARE				998,677

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
RTX Corp., Senior Notes	6.000%	3/15/31	$150,000	$155,413
RTX Corp., Senior Notes	4.500%	6/1/42	310,000	266,433
RTX Corp., Senior Notes	3.030%	3/15/52	160,000	101,423

Total Aerospace & Defense				523,269

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	158,415

TOTAL INDUSTRIALS				681,684

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	120,000	121,614
Micron Technology Inc., Senior Notes	5.875%	2/9/33	80,000	80,184

TOTAL INFORMATION TECHNOLOGY				201,798

MATERIALS - 3.9%
Chemicals - 2.4%
MEGlobal BV, Senior Notes	4.250%	11/3/26	2,000,000	1,910,500	(d)
MEGlobal BV, Senior Notes	2.625%	4/28/28	2,870,000	2,524,042	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,800,000	1,626,119	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,700,000	1,353,391	(d)

Total Chemicals				7,414,052

Metals & Mining - 0.7%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	410,000	389,170
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,000,000	1,789,770

Total Metals & Mining				2,178,940

Paper & Forest Products - 0.8%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,500,000	2,479,878

TOTAL MATERIALS				12,072,870

TOTAL CORPORATE BONDS & NOTES (Cost - $43,563,428)				35,261,231

SOVEREIGN BONDS - 6.3%
Chile - 0.2%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	1,240,000	763,524

Colombia - 2.9%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	11,890,000	8,982,292

Israel - 0.4%
State of Israel, Senior Notes	3.375%	1/15/50	1,830,000	1,216,245

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kazakhstan - 0.4%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	$1,300,000	$1,153,002	(d)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	2,530,000	1,879,075

Panama - 1.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,000,000	1,645,620
Panama Government International Bond, Senior Notes	4.300%	4/29/53	3,500,000	2,187,484

Total Panama				3,833,104

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	600,000	424,487
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	2,280,000	1,480,103

Total Peru				1,904,590

TOTAL SOVEREIGN BONDS (Cost - $28,401,709)				19,731,832

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.8%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	227,797	193,845
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	15,922,845	14,586,063

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $16,015,646)				14,779,908

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.9%
U.S. Government Obligations - 2.9%
U.S. Treasury Bonds	4.750%	11/15/43	9,030,000	9,099,841
U.S. Treasury Notes	4.875%	10/31/28	30,000	30,741

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,025,302)				9,130,582

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.3%
SOFR 1-Year Mid-Curve Futures, Call @ $95.688	12/15/23	605	1,512,500	291,157
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	304	760,000	138,700
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	78	195,000	52,650
U.S. Treasury 10-Year Notes Futures, Call @ $109.500	12/22/23	137	137,000	134,859

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $110.000	12/22/23	136	$136,000	$99,875
U.S. Treasury 10-Year Notes Futures, Call @ $110.750	12/22/23	264	264,000	119,625

TOTAL PURCHASED OPTIONS (Cost - $957,533)				836,866

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $356,453,766)				317,505,748

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.0%
U.S. TREASURY BILLS - 2.7%
U.S. Treasury Bills	5.217%	12/19/23	3,440,000	3,430,930	(f)
U.S. Treasury Bills	5.442%	2/20/24	5,190,000	5,128,749	(f)

TOTAL U.S. TREASURY BILLS (Cost - $8,558,406)				8,559,679

			SHARES
OVERNIGHT DEPOSITS - 2.3%
BNY Mellon Cash Reserve Fund (Cost - $7,117,389)	2.250%		7,117,389	7,117,389	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,675,795)				15,677,068

TOTAL INVESTMENTS - 106.9% (Cost - $372,129,561)				333,182,816
Liabilities in Excess of Other Assets - (6.9)%				(21,383,460)

TOTAL NET ASSETS - 100.0%				$311,799,356

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2023, the Fund held TBA securities with a total cost of $38,594,223.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Rate shown represents yield-to-maturity.

(g)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

At November 30, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	$95.250	608	$1,520,000	$(7,600)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	155	387,500	(5,813)
U.S. Treasury 10-Year Notes Futures, Call	12/22/23	111.000	274	274,000	(102,750)
U.S. Treasury 10-Year Notes Futures, Call	12/22/23	111.500	272	272,000	(72,250)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $469,647)					$(188,413)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At November 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	337	3/25	$81,091,164	$80,707,287	$(383,877)
3-Month SOFR	1,369	3/26	329,031,436	329,997,450	966,014
3-Month SOFR	75	6/25	17,938,883	18,015,000	76,117
U.S. Treasury 10-Year Notes	956	3/24	104,443,198	104,965,817	522,619
U.S. Treasury Long-Term Bonds	464	3/24	53,590,127	54,027,000	436,873
U.S. Treasury Ultra Long-Term Bonds	582	3/24	70,925,827	71,586,000	660,173

					2,277,919

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	1,339	12/23	$317,024,967	$316,832,506	$192,461
3-Month SOFR	946	3/24	224,991,905	223,782,212	1,209,693
3-Month SOFR	1,143	6/24	270,359,226	270,948,150	(588,924)
U.S. Treasury 2-Year Notes	196	3/24	39,938,208	40,074,344	(136,136)
U.S. Treasury 5-Year Notes	1,025	3/24	108,963,264	109,522,849	(559,585)
U.S. Treasury Ultra 10-Year Notes	82	3/24	9,240,562	9,308,282	(67,720)

					49,789

Net unrealized appreciation on open futures contracts					$2,327,708

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At November 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$76,554,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$(5,834)	—	$(5,834)
22,681,000	2/15/29	2.850% annually	Daily SOFR Compound annually	1,229,428	$(52,703)	1,282,131
165,507,000	4/30/29	3.270% annually	Daily SOFR Compound annually	5,893,042	1,252,979	4,640,063
27,856,000	6/30/29	3.850% annually	Daily SOFR Compound annually	212,844	34,312	178,532
23,279,000	9/30/29	3.250% annually	Daily SOFR Compound annually	892,388	10,240	882,148
24,873,000	2/15/47	1.520% annually	Daily SOFR Compound annually	9,131,416	(669,642)	9,801,058

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$24,724,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$5,121,035	$2,284,302	$2,836,733
	18,312,000	2/15/48	3.050% annually	Daily SOFR Compound annually	2,520,014	686,708	1,833,306
	1,898,000	5/15/48	3.150% annually	Daily SOFR Compound annually	232,107	52,146	179,961
	8,500,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,969,842	7,921	1,961,921

Total	$394,184,000				$27,196,282	$3,606,263	$23,590,019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.41 Index	$642,500	12/20/28	1.000% quarterly	$(10,789)	$(5,767)	$(5,022)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report	13

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2023

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
Daily SOFR Compound	5.320%
Daily U.S. Federal Funds	5.330%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Completion Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023). FTFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange

15

Notes to Schedule of Investments (unaudited) (continued)

or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$119,274,730	—	$119,274,730
Collateralized Mortgage Obligations	—	78,154,819	—	78,154,819
Asset-Backed Securities	—	40,335,780	—	40,335,780
Corporate Bonds & Notes	—	35,261,231	—	35,261,231
Sovereign Bonds	—	19,731,832	—	19,731,832
U.S. Treasury Inflation Protected Securities	—	14,779,908	—	14,779,908
U.S. Government & Agency Obligations	—	9,130,582	—	9,130,582
Purchased Options	$836,866	—	—	836,866

Total Long-Term Investments	836,866	316,668,882	—	317,505,748

Short-Term Investments†:
U.S. Treasury Bills	—	8,559,679	—	8,559,679
Overnight Deposits	—	7,117,389	—	7,117,389

Total Short-Term Investments	—	15,677,068	—	15,677,068

Total Investments	$836,866	$332,345,950	—	$333,182,816

Other Financial Instruments:
Futures Contracts††	$4,063,950	—	—	$4,063,950
Centrally Cleared Interest Rate Swaps††	—	$23,595,853	—	23,595,853

Total Other Financial Instruments	$4,063,950	$23,595,853	—	$27,659,803

Total	$4,900,816	$355,941,803	—	$360,842,619

17

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$188,413	—	—	$188,413
Futures Contracts††	1,736,242	—	—	1,736,242
Centrally Cleared Interest Rate Swaps††	—	$5,834	—	5,834
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	5,022	—	5,022

Total	$1,924,655	$10,856	—	$1,935,511

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

18